UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22050

Exact name of registrant as specified in charter:
Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

Item 1. Reports to Stockholders

Semiannual Report	Delaware Enhanced Global Dividend and Income Fund

May 31, 2010

The figures in the semiannual report for Delaware Enhanced Global Dividend and Income Fund represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

> Security type and country allocations	1

> Statement of net assets	3

> Statement of operations	19

> Statements of changes in net assets	20

> Statement of cash flows	21

> Financial highlights	22

> Notes to financial statements	23

> Other Fund information	30

> About the organization	33

Unless otherwise noted, views expressed herein are current as of May 31, 2010 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Enhanced Global Dividend and Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Security type and country allocations

Delaware Enhanced Global Dividend and Income Fund
As of May 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security Type	of Net Assets
Common Stock	51.50%
Consumer Discretionary	7.87%
Consumer Staples	4.45%
Diversified REITs	1.10%
Energy	4.54%
Financials	7.41%
Health Care	4.00%
Health Care REITs	0.13%
Industrial REITs	0.39%
Industrials	6.66%
Information Technology	4.86%
Malls REITs	0.47%
Manufactured Housing REITs	0.08%
Materials	2.80%
Mortgage REITs	0.10%
Multifamily REITs	0.12%
Office REITs	0.48%
Real Estate Management & Development	0.38%
Shopping Center REITs	0.55%
Single Tenant REITs	0.14%
Telecommunications	2.37%
Utilities	2.60%
Convertible Preferred Stock	1.25%
Agency Collateralized Mortgage Obligations	0.34%
Agency Mortgage-Backed Securities	2.33%
Commercial Mortgage-Backed Securities	2.53%
Convertible Bonds	10.78%
Aerospace & Defense	0.33%
Automobiles & Automotive Parts	0.21%
Banking, Finance & Insurance	0.40%
Basic Materials	1.24%
Building & Materials	0.06%
Computers & Technology	2.18%
Energy	0.66%
Health Care & Pharmaceuticals	1.94%
Leisure, Lodging & Entertainment	0.70%
Real Estate	0.48%
Telecommunications	2.36%
Transportation	0.22%
Corporate Bonds	31.44%
Banking	1.87%
Basic Industry	3.14%
Brokerage	1.05%
Capital Goods	1.87%
Consumer Cyclical	2.20%
Consumer Non-Cyclical	1.74%
Energy	6.47%
Finance & Investments	1.25%
Media	2.39%
Real Estate	0.15%
Services Cyclical	1.96%
Services Non-Cyclical	1.60%
Technology	0.79%
Telecommunications	3.63%
Utilities	1.33%
Non-Agency Asset-Backed Securities	0.43%
Non-Agency Collateralized Mortgage Obligations	0.38%
Senior Secured Loans	0.45%
Sovereign Debt	6.69%
Supranational Banks	4.46%
U.S. Treasury Obligations	0.35%
Leveraged Non-Recourse Security	0.00%
Exchange Traded Fund	0.01%
Preferred Stock	0.25%
Residual Interest Trust Certificate	0.00%
Right	0.04%
Discount Note	7.44%
Securities Lending Collateral	10.23%
Total Value of Securities	130.90%
Obligation to Return Securities Lending Collateral	(10.45%)
Borrowing Under Line of Credit	(26.68%)
Receivables and Other Assets Net of Liabilities	6.23%
Total Net Assets	100.00%

(continues)     1

Security type and country allocations

Delaware Enhanced Global Dividend and Income Fund

Percentage
Country	of Net Assets
Australia	1.43%
Austria	0.07%
Barbados	1.33%
Bermuda	1.09%
Brazil	1.26%
Canada	3.65%
Cayman Islands	0.96%
China	0.52%
Colombia	0.38%
Finland	0.44%
France	4.43%
Germany	1.53%
Hong Kong	2.42%
Indonesia	2.92%
Italy	1.46%
Japan	3.09%
Liberia	0.08%
Luxembourg	4.75%
Marshall Islands	0.10%
Mexico	0.56%
Netherlands	2.15%
Pakistan	1.20%
Republic of Korea	0.45%
Singapore	0.81%
Supranational	4.46%
South Africa	0.52%
Spain	0.57%
Sweden	0.79%
Switzerland	0.37%
Taiwan	1.00%
United Kingdom	2.00%
United States	66.44%
Total	113.23%

The percentage of net assets exceeds 100% because the Fund utilizes a line of credit with The Bank of New York Mellon, as described in note 7 in “Note to financial statements.” The Fund utilizes leveraging techniques in an attempt to obtain a higher return for the Fund. There is no assurance that the Fund will achieve its investment objectives through the use of such techniques.

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund
May 31, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 51.50%❖
Consumer Discretionary – 7.87%
*	Autoliv	11,700	$555,750
*±	Bayerische Motoren Werke	19,215	879,302
	Comcast Class A	35,800	647,622
†	DIRECTV Class A	1,900	71,611
*	Disney (Walt)	18,000	601,560
*±	Don Quijote	29,100	750,965
±	Esprit Holdings	52,932	298,732
	Home Depot	19,200	650,112
*	KB HOME	17,000	246,160
	Lowe’s	24,900	616,275
	Mattel	29,700	643,302
	McGraw-Hill	19,500	542,100
*±	PPR	4,857	571,666
*±	Publicis Groupe	19,411	796,816
±	Round One	53,382	362,441
	Target	12,200	665,266
±	Techtronic Industries	858,500	746,781
±	Toyota Motor	21,184	766,961
*±	Vivendi	35,235	757,781
*±	Yue Yuen Industrial Holdings	210,000	635,366
			11,806,569
Consumer Staples – 4.45%
	Archer-Daniels-Midland	19,300	487,711
±	Chaoda Modern
	Agriculture Holdings	988,000	949,271
±	Coca-Cola Amatil	77,328	706,702
	CVS Caremark	18,400	637,192
±	Greggs	85,308	552,353
	Kimberly-Clark	9,200	558,440
	Kraft Foods Class A	21,700	620,620
*±	Metro	13,914	727,451
±	Parmalat	342,883	819,748
*	Safeway	27,800	615,492
			6,674,980
Diversified REITs – 1.10%
±	Corio	2,648	125,405
*	Digital Realty Trust	4,400	250,404
*	Duke Realty	8,600	102,168
	Entertainment Properties Trust	8,236	337,182
±	Goodman Group	247,237	128,304
*	Investors Real Estate Trust	10,260	89,570
	Lexington Reality Trust	28,070	174,315
±	Stockland	70,059	227,230
*±	Unibail-Rodamco	1,399	213,133
			1,647,711
Energy – 4.54%
*	Anadarko Petroleum	9,500	497,135
	Chevron	7,700	568,799
±	CNOOC	571,000	881,045
	ConocoPhillips	11,700	606,762
	Devon Energy	8,300	529,955
	Exxon Mobil	8,600	519,956
	Marathon Oil	18,800	584,492
	National Oilwell Varco	13,500	514,755
	Occidental Petroleum	7,300	602,323
	Petroleo Brasiliero ADR	21,300	659,661
*±	Total	6,572	304,445
	Williams	27,400	541,150
			6,810,478
Financials – 7.41%
	Allstate	20,000	612,600
*±	AXA	29,912	486,618
±	Banco Santander	75,771	762,377
	Bank of New York Mellon	21,500	584,800
	BB&T	23,000	695,520
	Comerica	20,100	765,810
*	Fifth Street Finance	26,754	305,263
	JPMorgan Chase	14,100	558,078
	Marsh & McLennan	27,100	591,051
±	Mitsubishi UFJ Financial Group	162,789	788,204
±	Nordea Bank	77,142	628,553
	Solar Capital	43,539	929,123
†±	Standard Chartered	33,184	780,576
	State Street	13,500	515,295
	SunTrust Banks	28,400	765,380
	Travelers	12,100	598,587
*±	UniCredit	358,620	743,944
			11,111,779
Health Care – 4.00%
	Abbott Laboratories	10,900	518,404
*†	Alliance Health Care Services	6,522	36,262
†±	AstraZeneca	7,735	325,012
	Bristol-Myers Squibb	22,700	526,867
	Cardinal Health	18,200	627,718
	Johnson & Johnson	9,200	536,360
	Merck	16,100	542,409
±	Novartis	10,978	494,934
†±	Pace	217,944	764,542
	Pfizer	31,844	484,984
	Quest Diagnostics	9,500	501,125
*±	Sanofi-Aventis	10,587	633,716
			5,992,333
Health Care REITs – 0.13%
	Cogdell Spencer	15,000	100,650
	Nationwide Health Properties	2,800	99,372
			200,022
Industrial REITs – 0.39%
±	Cambridge Industrial Trust	1,170,000	396,106
*	DCT Industrial Trust	16,877	81,685
±	ING Industrial Fund	307,371	100,416
			578,207

(continues)     3

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Industrials – 6.66%
±	Asahi Glass	87,000	$912,761
*±	Compagnie de Saint-Gobain	12,981	492,691
±	Deutsche Post	46,188	685,783
*±	Finmeccanica	60,549	628,305
†	Flextronics International	6,400	41,984
	Fluor	12,300	577,116
	General Electric	34,300	560,805
	Honeywell International	13,200	564,564
±	ITOCHU	98,398	810,293
±	Koninklijke Philips Electronics	23,613	700,061
*†	Mobile Mini	2,394	38,304
	Northrop Grumman	9,200	556,508
*	Pitney Bowes	24,700	559,208
±	Singapore Airlines	76,000	768,422
±	Teleperformance	28,050	771,519
*±	Vallourec	4,034	738,765
*	Waste Management	18,000	585,180
			9,992,269
Information Technology – 4.86%
†	CGI Group Class A	110,615	1,728,688
†	EMC	52,500	977,550
±	HTC	62,000	837,231
	Intel	29,600	634,032
	International Business Machines	4,600	576,196
†	Motorola	73,200	501,420
±	Nokia	65,219	655,138
*†	Sohu.com	16,500	729,300
*	Xerox	69,100	643,321
			7,282,876
Malls REITs – 0.47%
	Simon Property Group	8,264	702,688
			702,688
Manufactured Housing REITs – 0.08%
*	Equity Lifestyle Properties	2,300	119,140
			119,140
Materials – 2.80%
	Agrium	5,800	318,362
*±	ArcelorMittal	13,776	415,803
	Dow Chemical	22,000	592,020
	duPont (E.I.) deNemours	18,100	654,677
*±	Lafarge	11,521	656,998
*	Nucor	13,100	563,955
±	Rexam	65,006	293,731
*	Vale ADR	25,900	704,221
			4,199,767
Mortgage REITs – 0.10%
	Chimera Investment	12,100	47,674
	Cypress Sharpridge Investments	8,200	107,338
			155,012
Multifamily REITs – 0.12%
*	Camden Property Trust	3,900	177,996
			177,996
Office REITs – 0.48%
*	Government Properties
	Income Trust	3,852	102,540
	Mack-Cali Realty	8,300	273,734
±	Orix REIT	17	74,249
*	Parkway Properties	3,500	58,975
	SL Green Realty	3,300	205,557
			715,055
Real Estate Management & Development – 0.38%
±	Mitsubishi Estate	10,549	161,888
±	Renhe Commercial Holdings	198,000	42,866
±	Shimao Property Holdings	25,500	37,188
	Starwood Property Trust	17,700	322,672
			564,614
Shopping Center REITs – 0.55%
±	Charter Hall Retail REIT	355,587	156,868
*	Kimco Realty	8,157	116,645
*±	Link REIT	33,000	78,599
*	Ramco-Gershenson
	Properties Trust	13,783	148,994
*	Regency Centers	3,900	143,325
±	Westfield Group	16,989	182,483
			826,914
Single Tenant REITs – 0.14%
*	National Retail Properties	9,337	205,227
			205,227
Telecommunications – 2.37%
	AT&T	21,300	517,590
	Chunghwa Telecom ADR	35,001	667,119
*	Frontier Communications	25,700	204,315
†	GeoEye	500	15,885
±	Telstra	128,729	320,484
*	TELUS	26,384	964,773
	Verizon Communications	17,900	492,608
±	Vodafone Group	188,736	373,817
			3,556,591
Utilities – 2.60%
	American Electric Power	17,000	543,320
	Duke Energy	34,400	549,024
	Edison International	16,800	543,648
±	National Grid	79,634	574,864
	NorthWestern	3,800	100,092
	Progress Energy	14,400	555,696
	Public Service
	Enterprise Group	17,800	545,214
	Sempra Energy	10,600	487,600
			3,899,458
Total Common Stock (cost $89,722,883)			77,219,686

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock – 1.25%
Banking, Finance & Insurance – 0.13%
Citigroup 7.50%
exercise price $3.94,
expiration date 12/15/12		1,400	$167,496
@† Fannie Mae 8.75%
exercise price $32.45,
expiration date 5/13/11		20,000	30,200
			197,696
Energy – 0.21%
Whiting Petroleum 6.25%
exercise price $43.42,
expiration date 12/31/49		1,500	310,110
			310,110
Health Care & Pharmaceuticals – 0.40%
Merck 6.00%
exercise price $52.85,
expiration date 8/13/10		22	5,454
Mylan 6.50%
exercise price $17.08,
expiration date 11/15/10		505	594,132
			599,586
Telecommunications – 0.51%
Lucent Technologies
Capital Trust I 7.75%
exercise price $24.80,
expiration date 3/15/17		1,000	760,250
			760,250
Total Convertible Preferred Stock
(cost $2,859,914)			1,867,642

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.34%
Fannie Mae REMICs
Series 2001-50 BA
7.00% 10/25/41	USD	167,532	187,321
Series 2003-122
4.50% 2/25/28		90,811	94,251
Freddie Mac REMICs
Series 2557 WE
5.00% 1/15/18		60,000	64,971
Series 3094 US
6.75% 9/15/34		23,873	23,774
Series 3131 MC
5.50% 4/15/33		40,000	43,417
Series 3173 PE
6.00% 4/15/35		65,000	71,532
Series 3337 PB
5.50% 7/15/30		25,000	26,166
Total Agency Collateralized
Mortgage Obligations
(cost $471,499)			511,432

	Principal		Value
	Amount°		(U.S. $)
Agency Mortgage-Backed Securities – 2.33%
• Fannie Mae ARM
4.952% 3/1/38	USD	49,866	52,703
5.14% 11/1/35		26,058	27,596
5.352% 4/1/36		32,470	34,056
5.946% 10/1/36		15,188	16,142
6.013% 10/1/36		27,439	29,098
6.2130% 4/1/36		100,701	107,704
Fannie Mae S.F. 15 yr
5.50% 1/1/23		60,114	64,642
Fannie Mae S.F. 15 yr TBA
4.00% 6/1/25		500,000	512,735
Fannie Mae S.F. 30 yr
5.00% 12/1/36		206,300	216,711
5.00% 12/1/37		26,738	28,015
5.00% 2/1/38		19,911	20,862
6.50% 6/1/36		40,534	44,225
6.50% 10/1/36		31,572	34,447
6.50% 12/1/37		45,621	49,704
Freddie Mac
6.00% 1/1/17		67,806	70,811
• Freddie Mac ARM
5.68% 7/1/36		19,755	20,810
5.789% 10/1/36		48,827	51,680
Freddie Mac S.F. 15 yr
5.00% 6/1/18		22,142	23,757
5.00% 12/1/22		133,386	142,328
Freddie Mac S.F. 30 yr
5.00% 1/1/34		1,023,361	1,080,325
7.00% 11/1/33		56,843	63,353
9.00% 9/1/30		56,104	65,629
GNMA I S.F. 30 yr
7.50% 12/15/23		113,637	128,353
7.50% 1/15/32		85,882	97,859
9.50% 9/15/17		78,017	88,785
12.00% 5/15/15		54,149	61,633
GNMA II S.F. 30 yr
6.00% 11/20/28		100,072	110,273
6.50% 2/20/30		221,921	246,995
Total Agency Mortgage-Backed
Securities (cost $3,253,959)			3,491,231

Commercial Mortgage-Backed Securities – 2.53%
# American Tower Trust 144A
Series 2007-1A AFX
5.42% 4/15/37		75,000	79,956
Series 2007-1A D
5.957% 4/15/37		25,000	26,315

(continues)     5

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.413% 6/10/39	USD	50,000	$52,391
	Series 2004-5 A3
	4.561% 11/10/41		475,000	484,256
	Series 2005-1 A3
	4.877% 11/10/42		55,461	55,433
	•Series 2005-6 A4
	5.178% 9/10/47		180,000	187,466
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40		100,000	102,671
	•Series 2005-T20 A4A
	5.149% 10/12/42		230,000	241,135
	•Series 2006-PW12 A4
	5.722% 9/11/38		25,000	26,008
	Series 2006-PW14 A4
	5.201% 12/11/38		60,000	59,707
	Series 2007-PW15 A4
	5.331% 2/11/44		75,000	72,786
	•Series 2007-T28 A4
	5.742% 9/11/42		65,000	66,645
w•	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		95,000	97,751
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		60,000	62,503
	Series 2005-GG4 A4A
	4.751% 7/10/39		420,000	428,546
	•Series 2006-GG6 A4
	5.553% 4/10/38		60,000	59,702
•	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A7
	5.317% 6/10/36		25,000	26,223
•	JPMorgan Chase
	Commercial Mortgage
	Securities
	Series 2005-LDP3 A4A
	4.936% 8/15/42		35,000	35,455
•	LB-UBS Commercial
	Mortgage Trust Series
	2004-C4 A4 2004-C4 A4
	5.263% 6/15/29		475,000	492,865
•	Merrill Lynch/Countrywide
	Commercial Mortgage
	Trust Series 2007-7 A4
	5.747% 6/12/50		150,000	143,297
	Morgan Stanley Capital I
	Series 2005-IQ9 A4
	4.66% 7/15/56		350,000	359,039
	•Series 2006-HQ9 A4
	5.731% 7/12/44		315,000	326,575
	•Series 2007-IQ14 A4
	5.692% 4/15/49		150,000	138,510
	•Series 2007-T27 A4
	5.649% 6/13/42		160,000	164,221
Total Commercial Mortgage-Backed
	Securities (cost $3,539,187)			3,789,456

Convertible Bonds – 10.78%
Aerospace & Defense – 0.33%
	L-3 Communications
	Holdings 3.00%
	exercise price $100.14,
	expiration date 8/1/35		460,000	467,475
*#	L-3 Communications
	Holdings 144A 3.00%
	exercise price $100.14,
	expiration date 8/1/35		25,000	25,406
				492,881
Automobiles & Automotive Parts – 0.21%
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27		380,000	309,700
				309,700
Banking, Finance & Insurance – 0.40%
	Jefferies Group 3.875%
	exercise price $39.20,
	expiration date 11/1/29		615,000	594,244
				594,244
Basic Materials – 1.24%
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		525,000	509,250
	Rayonier TRS Holdings 3.75%
	exercise price $54.81,
	expiration date 10/15/12		910,000	945,263
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		360,000	399,150
				1,853,663
Building & Materials – 0.06%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24		90,000	90,788
				90,788

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Computers & Technology – 2.18%
*	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 5/1/15	USD	775,000	$755,625
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25		900,000	842,625
	Intel 2.95% exercise price $31.14,
	expiration date 12/15/35		395,000	388,581
	Linear Technology 3.00%
	exercise price $46.12,
	expiration date 5/1/27		665,000	664,169
#	Rovi 144A 2.625%
	exercise price $47.36,
	expiration date 2/15/40		385,000	390,775
	SanDisk 1.00%
	exercise price $82.35,
	expiration date 5/15/13		245,000	221,725
				3,263,500
Energy – 0.66%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		750,000	546,562
*	Peabody Energy 4.75%
	exercise price $58.45,
	expiration date 12/15/41		245,000	246,838
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		220,000	195,525
				988,925
Health Care & Pharmaceuticals – 1.94%
	Amgen 0.375%
	exercise price $79.48,
	expiration date 2/1/13		435,000	431,194
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		910,000	781,462
	Inverness Medical
	Innovations 3.00%
	exercise price $43.98,
	expiration date 5/15/16		530,000	535,963
	LifePoint Hospitals 3.25%
	exercise price $61.22,
	expiration date 8/15/25		665,000	632,581
	Medtronic 1.625%
	exercise price $55.41,
	expiration date 4/15/13		525,000	534,844
				2,916,044
Leisure, Lodging & Entertainment – 0.70%
#	Gaylord Entertainment
	144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14		310,000	359,213
*	International Game
	Technology 3.25%
	exercise price $19.97,
	expiration date 5/1/14		540,000	652,724
	Live Nation
	Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		47,000	41,008
				1,052,945
Real Estate – 0.48%
*#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29		380,000	531,525
#	Lexington Realty Trust
	144A 6.00%
	exercise price $7.09,
	expiration date 1/15/30		185,000	191,695
				723,220
Telecommunications – 2.36%
	Alaska Communications
	System 5.75%
	exercise price $12.90,
	expiration date 3/1/13		795,000	749,287
*	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/15/14		790,000	666,562
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11		690,000	665,850
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		700,000	647,500
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14		285,000	360,169
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		480,000	451,200
				3,540,568
Transportation – 0.22%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/14/38		401,000	337,341
				337,341
Total Convertible Bonds
	(cost $14,803,588)			16,163,819

Corporate Bonds – 31.44%
Banking – 1.87%
	Credit Suisse
	5.40% 1/14/20		25,000	24,487
•#	HBOS Capital Funding
	144A 6.071% 6/29/49		185,000	133,200

(continues)     7

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	USD	55,000	$53,355
•	Kazkommerts Finance
	8.625% 7/27/16		1,000,000	830,000
	PNC Funding
	5.125% 2/8/20		30,000	30,509
	5.25% 11/15/15		60,000	64,008
	5.625% 2/1/17		35,000	36,585
•#	Rabobank Nederland 144A
	11.00% 12/29/49		280,000	340,606
	Regions Financial
	7.75% 11/10/14		40,000	42,526
#	Russian Agricultural Bank
	144A 9.00% 6/11/14		1,000,000	1,110,003
•	USB Capital IX
	6.189% 4/15/49		80,000	63,200
	Wachovia 5.625% 10/15/16		55,000	58,532
•	Wells Fargo Capital XIII
	7.70% 12/29/49		5,000	4,950
	Zions Bancorporation
	5.65% 5/15/14		15,000	14,046
				2,806,007
Basic Industry – 3.14%
*	AK Steel 7.625% 5/15/20		120,000	119,100
#	Algoma Acquisition 144A
	9.875% 6/15/15		166,000	155,210
*#	Appleton Papers 144A
	10.50% 6/15/15		125,000	114,375
	ArcelorMittal
	9.85% 6/1/19		5,000	6,113
	Century Aluminum
	8.00% 5/15/14		116,100	112,762
	Cytec Industries
	8.95% 7/1/17		30,000	36,901
	Dow Chemical
	8.55% 5/15/19		25,000	29,698
#	Essar Steel Algoma 144A
	9.375% 3/15/15		15,000	15,450
#	Evraz Group 144A
	8.25% 11/10/15		1,000,000	967,499
#	FMG Finance 144A
	10.625% 9/1/16		248,000	274,040
	Freeport-McMoRan
	Copper & Gold
	8.375% 4/1/17		65,000	70,780
*	International Paper
	9.375% 5/15/19		35,000	43,988
*	Lyondell Chemical
	11.00% 5/1/18		135,000	143,775
#	MacDermid 144A
	9.50% 4/15/17		351,000	353,633
	Millar Western
	7.75% 11/15/13		75,000	66,375
*	NewPage
	11.375% 12/31/14		26,000	24,440
#	NewPage 144A
	11.375% 12/31/14		120,000	112,800
•	Noranda Aluminium
	Acquisition PIK
	5.373% 5/15/15		191,596	156,630
	Novelis
	7.25% 2/15/15		33,000	31,096
	11.50% 2/15/15		108,000	117,720
#	PE Paper Escrow 144A
	12.00% 8/1/14		100,000	109,680
	Reliance Steel &
	Aluminum
	6.85% 11/15/36		24,000	22,228
	Rio Tinto Finance USA
	9.00% 5/1/19		10,000	12,659
	Ryerson
	•7.719% 11/1/14		118,000	110,478
	12.00% 11/1/15		100,000	102,250
*#	Steel Dynamics 144A
	7.625% 3/15/20		110,000	109,450
	Teck Resources
	9.75% 5/15/14		40,000	47,060
	10.75% 5/15/19		118,000	142,404
	Vale Overseas
	*6.875% 11/21/36		979,000	978,217
	6.875% 11/10/39		10,000	10,011
*	Verso Paper Holdings
	11.375% 8/1/16		125,000	109,063
				4,705,885
Brokerage – 1.05%
*	E Trade Financial PIK
	12.50% 11/30/17		245,000	273,175
	Goldman Sachs Group
	5.375% 3/15/20		35,000	33,829
	Jefferies Group
	6.25% 1/15/36		5,000	4,315
	6.45% 6/8/27		60,000	55,597
	Lazard Group
	6.85% 6/15/17		30,000	30,936
	7.125% 5/15/15		4,000	4,240
#	Morgan Stanley 144A
	10.09% 5/3/17	BRL	2,000,000	1,024,089
#	Penson Worldwide 144A
	12.50% 5/15/17	USD	145,000	144,456
				1,570,637

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods – 1.87%
	AMH Holdings
	11.25% 3/1/14	USD	146,000	$146,000
#	Associated Materials 144A
	9.875% 11/15/16		15,000	16,200
#	BAE Systems Holdings 144A
	5.20% 8/15/15		20,000	21,173
*#	Cemex Espana
	Luxembourg 144A
	9.25% 5/12/20		104,000	89,440
#	Cemex Finance 144A
	9.50% 12/14/16		140,000	128,450
#	DAE Aviation 144A
	11.25% 8/1/15		125,000	125,938
#	Express 144A 8.75% 3/1/18		93,000	94,163
*	Graham Packaging
	9.875% 10/15/14		141,000	142,763
*	Hexion US/
	Nova Scotia Finance
	9.75% 11/15/14		212,000	203,520
	Intertape Polymer
	8.50% 8/1/14		88,000	72,160
	L-3 Communications
	4.75% 7/15/20		30,000	29,979
*	Manitowoc 9.50% 2/15/18		146,000	144,175
*	NXP BV/NXP Funding
	9.50% 10/15/15		165,000	142,519
#	Plastipak Holdings 144A
	10.625% 8/15/19		108,000	118,260
#	Ply Gem Industries 144A
	13.125% 7/15/14		151,000	153,265
	Pregis 12.375% 10/15/13		297,000	294,029
*	RBS Global/Rexnord
	11.75% 8/1/16		242,000	254,099
*	Solo Cup 8.50% 2/15/14		71,000	65,853
#	Susser Holdings & Finance
	144A 8.50% 5/15/16		130,000	129,025
	Thermadyne Holdings
	11.50% 2/1/14		201,000	207,281
	Thermo Fisher Scientific
	3.20% 5/1/15		35,000	35,620
	4.70% 5/1/20		5,000	5,210
#	Trimas 144A 9.75% 12/15/17		120,000	122,400
*	United Technologies
	4.50% 4/15/20		20,000	20,929
#	USG 144A 9.75% 8/1/14		45,000	47,363
				2,809,814
Consumer Cyclical – 2.20%
#	Allison Transmission 144A
	11.00% 11/1/15		206,000	216,300
	American Axle &
	Manufacturing
	7.875% 3/1/17		196,000	174,440
	Ames True Temper
	10.00% 7/15/12		90,000	87,300
*	ArvinMeritor
	8.125% 9/15/15		176,000	164,120
	10.625% 3/15/18		78,000	80,340
	Beazer Homes USA
	8.125% 6/15/16		94,000	86,480
	*9.125% 6/15/18		55,000	51,975
	Burlington Coat Factory
	Investment Holdings
	14.50% 10/15/14		276,000	291,179
w#	CVS Pass Through Trust
	144A 8.353% 7/10/31		78,893	94,480
#	Dave & Buster’s 144A
	11.00% 6/1/18		115,000	113,850
*	Ford Motor 7.45% 7/16/31		279,000	249,704
	Ford Motor Credit
	12.00% 5/15/15		155,000	180,744
‡	General Motors
	7.20% 1/15/11		250,000	78,750
*	GMAC 8.00% 12/31/18		151,000	143,450
	Interface 9.50% 2/1/14		20,000	20,550
#	Interface 144A
	11.375% 11/1/13		42,000	47,145
	K Hovnanian Enterprises
	6.25% 1/15/15		107,000	84,530
	7.50% 5/15/16		68,000	51,340
#	Landry’s Restaurants 144A
	11.625% 12/1/15		213,000	223,118
	M/I Homes 6.875% 4/1/12		93,000	90,908
	Norcraft Holdings
	9.75% 9/1/12		69,000	63,221
#	Norcraft Holdings 144A
	10.50% 12/15/15		104,000	109,720
*	OSI Restaurant Partners
	10.00% 6/15/15		148,000	145,780
	Quiksilver 6.875% 4/15/15		200,000	176,000
*	Rite Aid 9.375% 12/15/15		84,000	69,510
	Standard Pacific
	8.375% 5/15/18		50,000	48,125
	10.75% 9/15/16		78,000	85,020
*	Tenneco 8.625% 11/15/14		73,000	72,635
				3,300,714
Consumer Non-Cyclical – 1.74%
	Abbott Laboratories
	4.125% 5/27/20		35,000	35,285
#	Alion Science &
	Technology 144A
	12.00% 11/1/14		115,249	115,247

(continues)     9

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	Alliance One
	International 144A
	*10.00% 7/15/16	USD	174,000	$178,350
	10.00% 7/15/16		35,000	35,875
#	Anheuser-Busch InBev
	Worldwide 144A
	3.625% 4/15/15		30,000	30,292
	*5.00% 4/15/20		20,000	20,333
	Baxter International
	4.50% 8/15/19		35,000	36,678
	Beckman Coulter
	6.00% 6/1/15		15,000	16,741
#	Brambles USA 144A
	3.95% 4/1/15		10,000	10,254
	5.35% 4/1/20		15,000	15,669
#	Cott Beverages 144A
	8.375% 11/15/17		88,000	89,100
	Dean Foods
	7.00% 6/1/16		80,000	73,900
	Dole Food
	13.875% 3/15/14		91,000	105,560
	General Mills
	5.65% 2/15/19		20,000	22,209
	Iron Mountain
	8.375% 8/15/21		140,000	142,800
	JBS USA Finance
	11.625% 5/1/14		68,000	75,011
#	JohnsonDiversey Holdings
	144A 10.50% 5/15/20		312,000	336,960
	Kraft Foods
	5.375% 2/10/20		20,000	20,810
	LVB Acquisition
	11.625% 10/15/17		130,000	139,425
	Medco Health Solutions
	7.125% 3/15/18		35,000	41,050
#	Mylan 144A
	7.875% 7/15/20		65,000	65,406
	Novartis Capital
	4.40% 4/24/20		15,000	15,550
	Novartis Securities
	Investment
	5.125% 2/10/19		5,000	5,502
#	Novasep Holding 144A
	9.75% 12/15/16		140,000	136,588
	Pfizer 6.20% 3/15/19		30,000	34,906
#	Quintiles Transnational
	144A 9.50% 12/30/14		68,000	68,000
#	ServiceMaster PIK 144A
	10.75% 7/15/15		140,000	140,700
	Smithfield Foods
	7.75% 7/1/17		74,000	69,930
#	TOPS Markets 144A
	10.125% 10/15/15		140,000	145,250
#	Viskase 144A
	9.875% 1/15/18		151,000	153,265
	Yale University
	2.90% 10/15/14		45,000	46,189
	Yankee Acquisition
	9.75% 2/15/17		150,000	151,875
	Zimmer Holdings
	4.625% 11/30/19		30,000	30,812
				2,605,522
Energy – 6.47%
#	American Petroleum
	Tankers 144A
	10.25% 5/1/15		70,000	69,650
	Anadarko Finance
	7.50% 5/1/31		10,000	10,437
#	Antero Resources Finance
	144A 9.375% 12/1/17		114,000	112,290
#	Aquilex Holdings 144A
	11.125% 12/15/16		104,000	104,520
	Chesapeake Energy
	9.50% 2/15/15		105,000	114,188
*	Complete Production Services
	8.00% 12/15/16		133,000	131,670
	Copano Energy
	7.75% 6/1/18		128,000	122,240
#	Crosstex Energy 144A
	8.875% 2/15/18		115,000	113,850
#	Drummond 144A
	9.00% 10/15/14		140,000	140,000
*	Dynegy Holdings
	7.75% 6/1/19		216,000	157,140
	El Paso
	6.875% 6/15/14		44,000	44,335
	7.00% 6/15/17		205,000	201,264
*•	Enbridge Energy Partners
	8.05% 10/1/37		20,000	19,777
	Energy Transfer Partners
	9.70% 3/15/19		20,000	24,472
	Enterprise Products Operating
	5.20% 9/1/20		20,000	20,041
	•7.034% 1/15/68		35,000	32,158
	9.75% 1/31/14		45,000	54,347
	EOG Resources
	2.95% 6/1/15		30,000	30,193
	4.40% 6/1/20		10,000	10,131
#	Gazprom 144A
	8.625% 4/28/34		1,000,000	1,107,500
#	Global Geophysical
	Services 144A
	10.50% 5/1/17		60,000	57,900
*	Headwaters
	11.375% 11/1/14		145,000	146,813

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16	USD	241,000	$237,385
*#	Hercules Offshore 144A
	10.50% 10/15/17		145,000	135,575
#	Hilcorp Energy I 144A
	8.00% 2/15/20		150,000	146,250
#	Holly 144A 9.875% 6/15/17		119,000	120,785
	International Coal Group
	9.125% 4/1/18		141,000	141,705
*	Key Energy Services
	8.375% 12/1/14		255,000	255,000
	Kinder Morgan
	Energy Partners
	*5.30% 9/15/20		20,000	19,806
	9.00% 2/1/19		20,000	24,484
#	Linn Energy Finance 144A
	8.625% 4/15/20		145,000	144,275
	Lukoil International
	Finance 6.356% 6/7/17		1,000,000	990,000
#	Midcontinent Express
	Pipeline 144A
	5.45% 9/15/14		25,000	26,117
	*6.70% 9/15/19		10,000	10,546
#	Murray Energy 144A
	10.25% 10/15/15		141,000	141,000
	Nexen 7.50% 7/30/39		15,000	16,976
*#	NFR Energy 144A
	9.75% 2/15/17		146,000	137,240
	Noble Energy
	8.25% 3/1/19		25,000	29,767
	OPTI Canada
	7.875% 12/15/14		261,000	223,155
	8.25% 12/15/14		57,000	49,020
*	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		1,000,000	984,997
	Petrobras International Finance
	5.75% 1/20/20		20,000	19,948
	PetroHawk Energy
	7.875% 6/1/15		135,000	131,456
	Petroleum Development
	12.00% 2/15/18		151,000	156,285
#	Pioneer Drilling 144A
	9.875% 3/15/18		68,000	67,660
	Plains All American
	PipeLine 8.75% 5/1/19		15,000	17,843
	Pride International
	8.50% 6/15/19		35,000	38,500
	Quicksilver Resources
	7.125% 4/1/16		208,000	188,760
#	Rockies Express Pipeline
	144A 5.625% 4/15/20		15,000	14,830
#	SandRidge Energy 144A
	*8.75% 1/15/20		18,000	16,380
	9.875% 5/15/16		189,000	187,110
#	Semco Energy 144A
	5.15% 4/21/20		30,000	31,350
	TNK-BP Finance
	7.875% 3/13/18		2,000,000	2,050,000
•	TransCanada Pipelines
	6.35% 5/15/67		35,000	31,794
	Transocean 6.80% 3/15/38		10,000	9,524
	Weatherford International
	9.625% 3/1/19		30,000	36,794
#	Woodside Finance 144A
	4.50% 11/10/14		20,000	20,797
	8.125% 3/1/14		15,000	17,339
				9,695,369
Finance & Investments – 1.25%
•	American International Group I
	8.175% 5/15/58		245,000	192,938
	Capital One Capital V
	10.25% 8/15/39		200,000	216,249
	Cardtronics 9.25% 8/15/13		85,000	85,425
	City National Capital Trust I
	9.625% 2/1/40		140,000	142,942
	General Electric Capital
	6.00% 8/7/19		105,000	111,432
•	Genworth Financial
	6.15% 11/15/66		266,000	186,865
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		205,000	126,075
#	International Lease
	Finance 144A
	8.75% 3/15/17		73,000	66,978
•#	Liberty Mutual Group
	144A 7.00% 3/15/37		180,000	139,990
	MetLife 6.40% 12/15/36		100,000	87,000
	Nuveen Investments
	10.50% 11/15/15		463,000	419,014
	Prudential Financial
	3.875% 1/14/15		35,000	35,223
∏•	XL Capital 6.50% 12/31/49		85,000	60,350
				1,870,481
Media – 2.39%
	Affinion Group
	11.50% 10/15/15		103,000	106,863
	Cablevision Systems
	8.00% 4/15/20		15,000	14,850
#	Cablevision Systems 144A
	8.625% 9/15/17		63,000	63,630

(continues)     11

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
#	CCO Holdings 144A
	*7.875% 4/30/18	USD	30,000	$29,588
	8.125% 4/30/20		40,000	39,800
#	Charter Communications
	Operating 144A
	10.875% 9/15/14		63,000	69,143
*	Clear Channel
	Communications
	10.75% 8/1/16		138,000	102,810
#	Columbus International
	144A 11.50% 11/20/14		130,000	138,450
	Comcast
	5.15% 3/1/20		10,000	10,302
	6.30% 11/15/17		30,000	33,429
#	COX Communications 144A
	6.25% 6/1/18		15,000	16,466
	6.95% 6/1/38		5,000	5,535
	DirecTV Holdings/Financing
	7.625% 5/15/16		85,000	91,910
	Discovery Communications
	5.05% 6/1/20		20,000	20,023
	DISH DBS 7.875% 9/1/19		140,000	142,100
#	Gray Television 144A
	10.50% 6/29/15		135,000	128,250
@	Grupo Televisa
	8.49% 5/11/37	MXN	10,000,000	697,506
#	GXS Worldwide 144A
	9.75% 6/15/15	USD	145,000	136,663
#	MDC Partners 144A
	11.00% 11/1/16		73,000	78,475
#	NBC Universal 144A
	5.15% 4/30/20		35,000	35,803
#	Nexstar Broadcasting/
	Mission Broadcasting
	144A 8.875% 4/15/17		135,000	134,325
	Nielsen Finance
	10.00% 8/1/14		113,000	115,401
	11.50% 5/1/16		40,000	42,600
	11.625% 2/1/14		85,000	91,375
	*Ω12.50% 8/1/16		101,000	93,930
#	Sinclair Television Group
	144A 9.25% 11/1/17		98,000	97,510
#	Sitel 144A 11.50% 4/1/18		141,000	134,655
#	Terremark Worldwide 144A
	12.25% 6/15/17		130,000	148,200
	Time Warner Cable
	8.25% 4/1/19		30,000	36,580
#	Univision Communications
	144A 12.00% 7/1/14		99,000	106,920
#	Univision Communications PIK
	144A 9.75% 3/15/15		88,200	75,301
#	UPC Holding 144A
	9.875% 4/15/18		100,000	101,500
#	Vivendi 144A
	5.75% 4/4/13		55,000	58,745
	6.625% 4/4/18		25,000	27,506
#	XM Satellite Radio 144A
	13.00% 8/1/13		323,000	355,300
				3,581,444
Real Estate – 0.15%
	Developers Diversified
	Realty 7.50% 4/1/17		5,000	4,983
#	Digital Realty Trust 144A
	5.875% 2/1/20		10,000	10,082
*	Felcor Lodging
	10.00% 10/1/14		146,000	146,729
	ProLogis
	6.25% 3/15/17		15,000	14,443
	7.375% 10/30/19		35,000	34,598
	Regency Centers
	5.875% 6/15/17		20,000	20,820
				231,655
Services Cyclical – 1.96%
*	ARAMARK 8.50% 2/1/15		150,000	150,375
#	Ashtead Capital 144A
	9.00% 8/15/16		100,000	100,000
#	Avis Budget Car Rental
	144A 9.625% 3/15/18		146,000	146,730
	Burlington Northern Santa Fe
	4.70% 10/1/19		35,000	35,997
#	Delta Air Lines 144A
	12.25% 3/15/15		130,000	135,525
#	Equinox Holdings 144A
	9.50% 2/1/16		146,000	143,810
#	General Maritime 144A
	12.00% 11/15/17		146,000	150,380
	Global Cash Access
	8.75% 3/15/12		33,000	33,000
*	Harrah’s Operating
	10.00% 12/15/18		70,000	55,650
#	Harrah’s Operating 144A
	10.00% 12/15/18		180,000	143,100
#	Kansas City Southern
	de Mexico 144A
	8.00% 2/1/18		144,000	144,540
*	Kansas City
	Southern Railway
	13.00% 12/15/13		2,000	2,320
*#	MCE Finance 144A
	10.25% 5/15/18		165,000	165,000
	MGM Mirage
	13.00% 11/15/13		95,000	108,775
#	MGM Mirage 144A
	11.125% 11/15/17		2,000	2,175
	*11.375% 3/1/18		390,000	362,699

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
*	Mohegan Tribal
	Gaming Authority
	6.875% 2/15/15	USD	42,000	$30,765
	7.125% 8/15/14		99,000	73,755
#	NCL 144A
	11.75% 11/15/16		141,000	151,575
*#	Peninsula Gaming 144A
	10.75% 8/15/17		150,000	148,500
#	Pinnacle Entertainment
	144A 8.75% 5/15/20		75,000	69,750
	Royal Caribbean Cruises
	6.875% 12/1/13		125,000	123,438
*	RSC Equipment Rental
	9.50% 12/1/14		138,000	131,790
*#	RSC Equipment
	Rental 144A
	10.25% 11/15/19		3,000	2,895
#	Shingle Springs Tribal
	Gaming Authority
	144A 9.375% 6/15/15		161,000	126,385
#	United Air Lines 144A
	12.00% 11/1/13		201,000	206,528
				2,945,457
Services Non-Cyclical – 1.60%
	Accellent 10.50% 12/1/13		104,000	100,880
	Allied Waste
	North America
	6.875% 6/1/17		40,000	43,661
	7.125% 5/15/16		30,000	32,252
*	Amgen 5.70% 2/1/19		25,000	28,328
*	Bausch & Lomb
	9.875% 11/1/15		210,000	215,250
#	BioScrip 144A
	10.25% 10/1/15		141,000	138,180
	#CareFusion 144A
	6.375% 8/1/19		65,000	72,639
	Casella Waste Systems
	9.75% 2/1/13		310,000	305,350
	Community Health Systems
	8.875% 7/15/15		135,000	138,544
	DJO Finance
	11.75% 11/15/14		144,000	147,960
	HCA 9.25% 11/15/16		175,000	183,750
	Hospira 6.40% 5/15/15		95,000	108,137
	Inverness Medical Innovations
	9.00% 5/15/16		164,000	161,950
	Life Technologies
	4.40% 3/1/15		5,000	5,172
	*6.00% 3/1/20		40,000	42,433
#	Radiation Therapy
	Services 144A
	9.875% 4/15/17		140,000	136,500
#	Radnet Management 144A
	10.375% 4/1/18		140,000	128,730
#	Roche Holdings 144A
	6.00% 3/1/19		55,000	62,286
	Select Medical
	7.625% 2/1/15		104,000	98,280
	Universal Hospital Services
	PIK 8.50% 6/1/15		123,000	118,695
•	US Oncology Holdings
	6.643% 3/15/12		150,000	138,375
				2,407,352
Technology – 0.79%
#	Aspect Software 144A
	10.625% 5/15/17		140,000	139,475
	Cisco Systems
	4.45% 1/15/20		55,000	56,581
	*First Data
	9.875% 9/24/15		317,000	259,940
#	International Wire Group
	144A 9.75% 4/15/15		125,000	124,531
#	MagnaChip
	Semiconductor 144A
	10.50% 4/15/18		100,000	103,125
	National Semiconductor
	3.95% 4/15/15		5,000	5,023
	6.60% 6/15/17		5,000	5,547
	Sanmina-SCI
	8.125% 3/1/16		236,000	225,970
*	Sungard Data Systems
	10.25% 8/15/15		255,000	259,144
				1,179,336
Telecommunications – 3.63%
	American Tower
	7.00% 10/15/17		30,000	33,225
	Citizens Utilities
	7.125% 3/15/19		120,000	111,000
#	Clearwire Communications
	144A 12.00% 12/1/15		290,000	283,475
*	Cricket Communications
	10.00% 7/15/15		135,000	139,050
#	Digicel Group 144A
	*8.25% 9/1/17		100,000	98,500
	8.875% 1/15/15		1,100,000	1,069,749
	9.125% 1/15/15		100,000	97,750
*#	GCI 144A
	8.625% 11/15/19		105,000	102,375
#	Global Crossing 144A
	12.00% 9/15/15		193,000	211,335
	Intelsat 6.50% 11/1/13		135,000	123,863
	Intelsat Bermuda
	11.25% 2/4/17		515,000	509,849
	11.50% 2/4/17		7,000	6,913

(continues)     13

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
#	Level 3 Financing 144A
	10.00% 2/1/18	USD	153,000	$135,405
*	MetroPCS Wireless
	9.25% 11/1/14		116,000	120,060
	NII Capital
	10.00% 8/15/16		205,000	220,375
*	PAETEC Holding
	8.875% 6/30/17		108,000	107,190
	9.50% 7/15/15		78,000	76,245
#	Primus Telecommunications
	Holding 144A
	13.00% 12/15/16		81,000	81,405
	Qwest 8.375% 5/1/16		30,000	32,700
	Qwest Communications
	International
	7.50% 2/15/14		85,000	84,150
	Rogers Communications
	7.50% 3/15/15		15,000	17,699
	Sprint Capital
	8.75% 3/15/32		239,000	228,843
#	Telcordia Technologies
	144A 11.00% 5/1/18		145,000	141,194
	Telecom Italia Capital
	5.25% 10/1/15		90,000	90,030
	Telesat Canada
	11.00% 11/1/15		123,000	134,070
	12.50% 11/1/17		147,000	166,845
	Viasat 8.875% 9/15/16		73,000	74,095
*	Virgin Media
	6.50% 11/15/16		307,000	349,213
*	Virgin Media Finance
	8.375% 10/15/19		100,000	100,250
	West 11.00% 10/15/16		151,000	153,265
#	Wind Acquisition
	Finance 144A
	11.75% 7/15/17		140,000	143,500
	12.00% 12/1/15		150,000	155,250
	Windstream
	7.875% 11/1/17		45,000	42,638
				5,441,506
Utilities – 1.33%
	AES
	7.75% 3/1/14		105,000	105,525
	8.00% 6/1/20		9,000	8,775
#	American Transmission
	Systems 144A
	5.25% 1/15/22		25,000	26,155
	CMS Energy
	6.55% 7/17/17		10,000	10,050
	*8.75% 6/15/19		10,000	10,963
	Duke Energy
	5.45% 4/1/19		15,000	16,665
*	Edison Mission Energy
	7.00% 5/15/17		4,000	2,725
	7.50% 6/15/13		80,000	71,400
	Elwood Energy
	8.159% 7/5/26		157,828	150,331
	Energy Future Holdings
	5.55% 11/15/14		104,000	73,503
	*10.875% 11/1/17		103,000	76,220
	Florida Power
	5.65% 6/15/18		15,000	16,655
	Illinois Power
	9.75% 11/15/18		80,000	103,182
	Korea Southern Power
	5.375% 4/18/13		630,000	669,616
*	Mirant Americas
	Generation
	8.50% 10/1/21		215,000	197,800
	NRG Energy
	7.375% 2/1/16		60,000	58,200
*	PacifiCorp 5.50% 1/15/19		20,000	22,048
	Pennsylvania Electric
	5.20% 4/1/20		45,000	46,117
	PPL Electric Utilities
	7.125% 11/30/13		25,000	29,128
•	Public Service Oklahoma
	5.15% 12/1/19		30,000	30,844
	Puget Sound Energy
	6.974% 6/1/67		165,000	151,283
*	Texas Competitive
	Electric Holdings
	10.25% 11/1/15		125,000	84,375
	Xcel Energy
	4.70% 5/15/20		35,000	35,421
				1,996,981
Total Corporate Bonds (cost $46,333,505)				47,148,160

Non-Agency Asset-Backed Securities – 0.43%
•#	AH Mortgage Advance
	Trust 144A
	Series 2009-ADV3 A1
	2.227% 10/6/21		40,000	39,965
	Caterpillar Financial Asset
	Trust Series 2007-A
	A3A 5.34% 6/25/12		4,633	4,675
@	Centex Home Equity
	Series 2005-D AF4
	5.27% 10/25/35		39,488	39,306
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A5
	5.948% 11/25/36		100,000	77,821

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	CNH Equipment Trust
	Series 2008-A A3
	4.12% 5/15/12	USD	5,221	$5,262
	Series 2008-A A4
	4A.93% 8/15/14		30,000	31,154
	Series 2008-B A3A
	4.78% 7/16/12		11,067	11,215
	Series 2009-C A3
	1.85% 12/16/13		15,000	15,115
	Discover Card Master
	Trust Series 2007-A1
	A1 5.65% 3/16/20		100,000	113,808
#	Dunkin Securitization
	144A Series 2006-1
	A2 5.779% 6/20/31		150,000	148,027
	Harley-Davidson
	Motorcycle Trust
	Series 2006-2 A2
	5.35% 3/15/13		49,079	50,107
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		4,056	4,095
	Series 2008-A A3
	4.93% 12/17/12		29,538	30,393
	John Deere Owner Trust
	Series 2010-A 4A
	2.13% 10/17/16		15,000	15,060
•	MBNA Credit Card
	Master Note Trust
	Series 2005-A4 A4
	0.377% 11/15/12		30,000	29,998
•	Merrill Auto Trust
	Securitization
	Series 2007-1 A4
	0.397% 12/15/13		22,290	22,176
	World Omni Auto Lease
	Securitization Trust
	Series 2009-A A3A
	1.65% 2/15/13		10,000	10,047
Total Non-Agency Asset-Backed
	Securities (cost $641,635)			648,224

Non-Agency Collateralized Mortgage Obligations – 0.38%
@•	Bear Stearns ARM Trust
	Series 2007-1 3A2
	5.668% 2/25/47		227,036	26,328
	Citicorp Mortgage
	Securities
	Series 2006-4 3A1
	5.50% 8/25/21		23,608	22,988
	Series 2007-1 2A1
	5.50% 1/25/22		149,233	140,447
	•Series 2007-AR8 1A3A
	5.764% 8/25/37		77,001	58,317
•	First Horizon
	Asset Securities
	Series 2007-AR2 1A1
	5.805% 8/25/37		114,709	87,211
•	GSR Mortgage Loan Trust
	Series 2006-AR1 3A1
	5.307% 1/25/36		162,757	147,178
•	MASTR ARMs Trust
	Series 2006-2 4A1
	4.983% 2/25/36		77,552	72,587
•	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2005-AR16 6A4
	3.981% 10/25/35		52,741	19,710
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $873,989)			574,766

«Senior Secured Loans – 0.45%
	BWAY Holding Bridge
	Loan 9.50% 12/30/11		290,000	290,000
	Chester Downs & Marina
	12.375% 12/31/16		101,063	101,063
	Energy Futures Holdings
	Term Tranche Loan B2
	3.729% 10/10/14		166,918	128,874
	PQ 6.73% 7/30/15		165,000	150,975
Total Senior Secured Loans
	(cost $649,407)			670,912

Sovereign Debt – 6.69%
Barbados – 1.24%
#	Republic of Barbados 144A
	6.625% 12/5/35		2,000,000	1,854,326
				1,854,326
Brazil – 0.35%
	Banco Nacional
	de Desenvolvime
	Economico e Social
	6.369% 6/16/18		500,000	523,750
				523,750
Colombia – 0.38%
#	Santa Fe de Bogota D.C.
	144A 9.75% 7/26/28	COP	1,000,000,000	570,284
				570,284
Indonesia – 2.92%
	Indonesia Treasury Bond
	11.00% 11/15/20	IDR	35,825,000,000	4,379,552
				4,379,552
Pakistan – 1.20%
@#	Republic of Pakistan 144A
	6.875% 6/1/17	USD	2,000,000	1,806,000
				1,806,000

(continues)     15

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

		Principal		Value
		Amount°		(U.S. $)
	Sovereign Debt (continued)
	United Kingdom – 0.60%
@#	CS International for City
	of Kyiv Ukraine 144A
	8.25% 11/26/12	USD	1,000,000	$898,000
				898,000
	Total Sovereign Debt
	(cost $10,392,806)			10,031,912

	Supranational Banks – 4.46%
	European Bank for
	Reconstruction &
	Development
	7.00% 7/30/12	INR	41,000,000	950,722
	9.25% 9/10/12	BRL	2,935,000	1,611,523
	European Investment Bank
	8.00% 10/21/13	ZAR	6,880,000	907,087
	9.625% 4/1/15	TRY	1,800,000	1,143,598
	Inter-American
	Development Bank
	9.00% 8/6/10	BRL	2,081,000	1,145,825
	International Bank
	for Reconstruction
	& Development
	9.75% 8/2/10	ZAR	7,000,000	924,141
	Total Supranational Banks
	(cost $6,943,361)			6,682,896

	U.S. Treasury Obligations – 0.35%
	U.S. Treasury Bond
	4.625% 2/15/40	USD	30,000	32,039
	U.S. Treasury Notes
	2.125% 5/31/15		360,000	360,506
	*3.50% 5/15/20		130,000	132,173
	Total U.S. Treasury Obligations
	(cost $523,666)			524,718

Leveraged Non-Recourse Security – 0.00%
@w#	JPMorgan Pass Through
	Trust Series 2007-B 144A
	0.00% 1/15/87		500,000	0
	Total Leveraged Non-Recourse
	Security (cost $425,000)			0

		Number of
		Shares
	Exchange Traded Fund – 0.01%
	ProShares UltraShort Real Estate		520	14,217
	Total Exchange Traded Fund
	(cost $54,032)			14,217

	Preferred Stock – 0.25%
	Developers Diversified
	Realty Series I 7.50%		1,925	$41,099
*	Digital Realty
	Series A 8.50%		2,650	68,238
†	Freddie Mac 6.02%		32,000	27,200
•	PNC Financial Services
	Group 8.25%		10,000	10,187
*	ProLogis Series G 6.75%		7,050	143,185
	Vornado Realty Trust 6.625%		3,700	80,401
	Total Preferred Stock
	(cost $1,095,330)			370,310

		Principal
		Amount°
Residual Interest Trust Certificate – 0.00%
@=w#	Freddie Mac Auction
	Pass Through Trust
	Series 2007-6
	Series 7-6B 144A	USD	200,000	0
	Total Residual Interest Trust
	Certificate (cost $217,676)			0

		Number of
		Shares
	Right – 0.04%
±	National Grid		31,854	63,196
	Total Right (cost $0)			63,196

		Principal
		Amount°
	≠Discount Note – 7.44%
	Federal Home Loan Bank
	0.06% 6/1/10	USD	11,164,082	11,164,082
	Total Discount Note
	(cost $11,164,082)			11,164,082

Total Value of Securities Before Securities Lending
	Collateral – 120.67%
	(cost $193,965,519)			180,936,659

		Number of
		Shares
Securities Lending Collateral** – 10.23%
	Investment Companies
	Mellon GSL DBT II
	Collateral Fund		13,848,897	13,848,897
	BNY Mellon SL DBT II
	Liquidating Fund		1,499,978	1,482,278
	@†Mellon GSL
	Reinvestment Trust II		328,120	13,945
	Total Securities Lending Collateral
	(cost $15,676,995)			15,345,120

Total Value of Securities – 130.90%
(cost $209,642,514)	$196,281,779 ©
Obligation to Return Securities
Lending Collateral** – (10.45%)	(15,676,995)
Borrowing Under Line of Credit – (26.68%)	(40,000,000)
Receivables and Other Assets
Net of Liabilities – 6.23%	9,337,816
Net Assets Applicable to 12,983,409
Shares Outstanding; Equivalent to
$11.55 – 100.00%	$149,942,600

Components of Net Assets at May 31, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$218,989,067
Distributions in excess of net investment income	(232,907)
Accumulated net realized loss on investments	(55,563,115)
Net unrealized depreciation of investments
and foreign currencies	(13,250,445)
Total net assets	$149,942,600

° Principal amount shown is stated in the currency in which each security is denominated.

BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
MXN — Mexican Peso
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Security type and country allocations on page 2.
*	Fully or partially on loan.
±
Security is being valued based on international fair value pricing. At May 31, 2010, the aggregate amount of international fair value priced securities was $30,540,899, which represented 20.37% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
@	Illiquid security. At May 31, 2010, the aggregate amount of illiquid securities was $3,511,285 ,which represented 2.34% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of May 31, 2010.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2010, the aggregate amount of Rule 144A securities was $27,322,347, which represented 18.22% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

w
Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Φ	Step coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2010.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡	Non income producing security. Security is currently in default.
∏
Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2010, the aggregate amount of the restricted securities was $60,350 or 0.04% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

«
Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2010.

=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $15,221,424 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year
(continues)     17

Statement of net assets

Delaware Enhanced Global Dividend and Income Fund

1The following foreign currency exchange contracts and swap contracts were outstanding at May 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
BRL	1,000,000	USD	(538,793)	7/1/10	$7,838
BRL	2,000,000	USD	(1,079,797)	7/1/10	13,465
CAD	(17,838)	USD	16,833	6/1/10	(113)
JPY	(32,749,146)	USD	360,039	6/1/10	(158)
					$21,032

Swap Contracts
CDS Contracts

		Annual		Unrealized
Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
ITRAXX Europe
Subordinate
Financials 12.1
5 yr CDS	$175,000	1.00%	6/20/15	$1,058
JPMorgan Chase
Penney (J.C.)
5 yr CDS	85,000	1.00%	3/20/15	194
Sunoco 5 yr CDS	40,000	1.00%	3/20/15	1,801
	$300,000			$3,053

Protection Sold:
JPMorgan Chase
MetLife 5 yr CDS	$25,000	5.00%	9/20/14	$(61)
Valero Energy
5 yr CDS	40,000	1.00%	3/20/15	(1,097)
	$65,000			$(1,158)
Total				$1,895

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements."

See accompanying notes

Statement of operations

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2010 (Unaudited)

Investment Income:	$1,536,878
Dividends	3,923,199
Interest	38,244
Securities lending income	(72,574)	$5,425,747
Foreign tax withheld

Expenses:
Management fees	986,644
Reports to shareholders	70,268
Accounting and administration expenses	39,241
Custodian fees	25,854
Dividend disbursing and transfer agent fees and expenses	22,620
Pricing fees	18,483
Leverage expenses	14,555
NYSE fees	11,909
Audit and tax	11,582
Legal fees	5,082
Trustees’ fees	4,533
Dues and services	3,365
Insurance fees	2,740
Consulting fees	807
Trustee’s expenses	425
Registration fees	173
Total operating expenses (before interest expense)		1,218,281
Interest expense		314,606
Total operating expenses (after interest expense)		1,532,887
Net Investment Income		3,892,860

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		3,131,088
Foreign currencies		(916,361)
Swap contracts		2,777
Net realized gain		2,217,504
Net change in unrealized appreciation/depreciation of investments and foreign currencies		(4,759,281)
Net Realized and Unrealized Loss on Investments and Foreign Currencies		(2,541,777)

Net Increase in Net Assets Resulting from Operations		$1,351,083

See accompanying notes

Statements of changes in net assets

Delaware Enhanced Global Dividend and Income Fund

	Six Months	Year
	Ended	Ended
	5/31/10	11/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,892,860	$8,855,334
Net realized gain (loss) on investments and foreign currencies	2,217,504	(22,022,484)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(4,759,281)	72,084,301
Net increase in net assets resulting from operations	1,351,083	58,917,151

Dividends and Distributions to Shareholders from:1
Net investment income	(7,971,237)	(8,632,951)
Tax return of capital	—	(7,780,966)
	(7,971,237)	(16,413,917)

Capital Share Transactions:2
Cost of shares reinvested	514,858	144,672
Increase in net assets derived from capital stock transactions	514,858	144,672

Net Increase (Decrease) in Net Assets	(6,105,296)	42,647,906

Net Assets:
Beginning of period	156,047,896	113,399,990
End of period (including distributions in excess of net investment income of $232,907
and $309,863, respectively)	$149,942,600	$156,047,896

1See Note 4 in ”Notes to financial statements.”
2See Note 6 in ”Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Enhanced Global Dividend and Income Fund
Six Months Ended May 31, 2010 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net Increase in net assets resulting from operations	$1,351,083

Adjustments to reconcile net decrease in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(347,669)
Purchase of investment securities	(76,105,212)
Purchase of short-term investment securities, net	(928,017)
Proceeds from disposition of investment securities	85,088,631
Net realized gain on investment transactions	(2,359,204)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	4,759,281
Increase in receivable for investments sold	(1,908,525)
Decrease in interest and dividends receivable	89,461
Increase in payable for investments purchased	924,790
Increase in interest payable	159,634
Decrease in accrued expenses and other liabilities	(35,616)
Total adjustments	9,337,554
Net cash provided by operating activities	10,688,637

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(7,971,237)
Net cash used for financing activities	(7,971,237)
Effect of exchange rates on cash	684,632
Net increase in cash	3,402,032
Cash at beginning of period	3,970,963
Cash at end of period	$7,372,995

Interest paid for borrowings during the period	$154,972

See accompanying notes

Financial highlights

Delaware Enhanced Global Dividend and Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months			6/29/072
	Ended	Year Ended		to
	5/31/101	11/30/09	11/30/08	11/30/07
	(Unaudited)
Net asset value, beginning of period	$12.060	$8.770	$17.640	$19.100

Income (loss) from investment operations:
Net investment income3	0.300	0.685	0.769	0.288
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.195)	3.875	(7.935)	(1.285)
Total from investment operations	0.105	4.560	(7.166)	(0.997)

Less dividends and distributions from:
Net investment income	(0.615)	(0.668)	(0.644)	(0.284)
Return of capital	—	(0.602)	(1.060)	(0.142)
Total dividends and distributions	(0.615)	(1.270)	(1.704)	(0.426)

Capital share transactions
Common share offering costs charged to paid in capital	—	—	—	(0.037)
Total capital share transactions	—	—	—	(0.037)

Net asset value, end of period	$11.550	$12.060	$8.770	$17.640

Market value, end of period	$11.040	$12.290	$6.080	$15.370

Total return based on:4
Net asset value	0.82%	59.12%	(42.25% )	(4.97% )
Market value	(5.44% )	134.96%	(54.14% )	(17.24% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,943	$156,048	$113,400	$228,204
Ratio of expenses to average net assets	1.95%	2.14%	1.66%	1.17%
Ratio of expenses to adjusted average net assets (before interest expense)5	1.23%	1.26%	1.24%	1.17%
Ratio of interest expense to adjusted average net assets5	0.32%	0.35%	0.29%	—
Ratio of net investment income to average net assets	4.95%	6.73%	5.33%	3.68%
Ratio of net investment income to adjusted average net assets5	3.95%	5.06%	4.91%	3.68%
Portfolio turnover	84%	88%	97%	175%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$40,000	$40,000	$40,000	—
Asset coverage per $1,000 of debt outstanding at end of period	$4,749	$4,901	$3,835	—

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations, ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
5 Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund
May 31, 2010 (Unaudited)

Delaware Enhanced Global Dividend and Income Fund (Fund) is organized as a Delaware statutory trust and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DEX.

The investment objective of the Fund is to seek current income, with a secondary objective of capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007 – November 30, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. The actual determination of the source of the Fund’s distributions can be made only at year-end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2010 in early 2011.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is

(continues)     23

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

1. Significant Accounting Policies (continued)

recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended May 31, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 1.00% (calculated daily) of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2010, the Fund was charged $4,933 for these services.

At May 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$164,819
Fees and other expenses payable to DSC	824
Other expenses payable to DMC and affiliates*	8,825

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2010, the Fund was charged $2,268 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2010, the Fund made purchases of $74,353,832 and sales of $79,973,930 of investment securities other than U.S. government securities and short-term investments. For the six months ended May 31, 2010, the Fund made purchases of $1,751,380 and sales of $5,114,701 of long-term U.S. government securities.

At May 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2010, the cost of investments was $210,290,261. At May 31, 2010, net unrealized depreciation was $14,008,482, of which $8,541,460 related to unrealized appreciation of investments and $22,549,942 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – Inputs are quoted prices in active markets

Level 2 – Inputs are observable, directly or indirectly

Level 3 – Inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Asset- & Mortgage-
Backed Securities	$—	$8,975,144	$39,965	$9,015,109
Common Stock	46,741,983	30,477,703	—	77,219,686
Corporate Debt	310,110	65,348,728	191,695	65,850,533
Foreign Debt	—	13,957,460	2,757,348	16,714,808
Investment Companies	14,217	—	—	14,217
U.S. Treasury Obligations	524,718	—	—	524,718
Short-Term
Investments	—	11,164,082	—	11,164,082
Securities Lending
Collateral	13,848,897	1,482,278	13,945	15,345,120
Other	—	433,506	—	433,506
Total	$61,439,925	$131,838,901	$3,002,953	$196,281,779
Foreign Currency
Exchange Contracts	$—	$21,032	$—	$21,032
Swap Contracts	$—	$1,895	$—	$1,895

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending
	Securities	Debt	Debt	Collateral	Total
Balance as of
11/30/09	$131,070	$—	$3,479,000	$13,945	$3,624,015
Purchases	—	185,000	1,662,152	—	1,847,152
Sales	(18,742)	—	(2,280,758)	—	(2,299,500)
Net realized gain	12	—	34,883	—	34,895
Transfers out of
Level 3	(231,020)	—	—	—	(231,020)
Net change in
unrealized
appreciation/
depreciation	158,645	6,695	(137,929)	—	27,411
Balance as of
5/31/10	$39,965	$191,695	$2,757,348	$13,945	$3,002,953

Net change in
unrealized
appreciation/
depreciation
from investments
still held as of
5/31/10	$163,069	$6,695	$(96,462)	$—	$73,302

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2010 and the year ended November 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/10*	11/30/09
Ordinary income	$7,971,237	$8,632,951
Return of capital	—	7,780,966
Total	$7,971,237	$16,413,917

*Tax information for the period ended May 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$218,989,067
Realized gains 12/1/09 – 5/31/10	3,478,202
Capital loss carryforwards as of 11/30/09	(58,412,011)
Other temporary differences	(191,577)
Unrealized depreciation of investments, swap
contracts and foreign currencies	(13,921,081)
Net assets	$149,942,600

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax deferral of losses on straddles, tax recognition of unrealized gain on passive foreign investment companies, tax treatment of CDS contracts, mark-to-market of forward foreign currency contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, market discount and premium on certain debt instruments and paydowns gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$4,155,333
Accumulated net realized loss	875,694
Paid-in capital	(5,031,027)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2009 will expire as follows: $1,676,026 expires in 2015; $34,480,079 expires in 2016, and $22,255,906 expires in 2017.

For the six months ended May 31, 2010, the Fund had capital gains of $3,478,202, which may reduce the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, The Bank of New York Mellon (BNY Mellon) Shareowner Services, in the open market if the shares of the Fund are trading at a discount to the Fund’s net asset value on the dividend payment date. However, the dividend reinvestment plan provides that if the shares of the Fund are trading at a premium to the Fund’s net asset value on the dividend payment date, the Fund will issue shares to shareholders of record at net asset value. During the six months ended May 31, 2010, the Fund issued 41,977 shares for $514,858 under the Fund’s dividend reinvestment plan because the Fund was trading at a premium to net asset value on the respective dividend payment dates. Since the Fund was trading at a discount on the respective dividend payment dates for the six months ended May 31, 2010, BNY Mellon Shareholder Services purchased shares of the Fund on the open market pursuant to the Fund’s dividend reinvestment plan.

(continues)       25

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

7. Line of Credit

For the six months ended May 31, 2010, the Fund borrowed money pursuant to a $ 50,000,000 Credit Agreement with BNY Mellon that expires on June 30, 2010. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2010, the par value of loans outstanding was $40,000,000 at a variable interest rate of 1.5625%. During the six months ended May 31, 2010, the average daily balance of loans outstanding was $40,000,000 at a weighted average interest rate of approximately 1.5622%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. There were no futures contracts outstanding at May 31, 2010.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the referenced notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At May 31, 2010, the aggregate unrealized appreciation of CDS was $1,895. If a credit event had occurred for all referenced notionals where collateral posting was required as of May 31, 2010, the contracts’ credit-risk-related contingent features would have been triggered and the Fund would have received net amount $235,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at May 31, 2010, the notional value of the protection sold was $65,000, which reflects the maximum potential amount the Fund would have been required to pay as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At May 31, 2010, the net unrealized depreciation of the protection sold was $1,158.

CDS may involve greater risks than when the Fund had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement.

Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of May 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign exchange			Payables/
contracts (Forward			Net Assets
Currency Contracts)			unrealized
	Receivables	$21,303	depreciation	$(271)

Payables/
Net Assets
unrealized
Credit contracts (Swaps)	Receivables	1,895	depreciation	—

Total		$23,198		$(271)

The effect of derivative instruments on the statements of operations for the six months ended May 31, 2010 was a follows:

Change in
	Location of Gain	Realized Gain	Unrealized
	or Loss on	or Loss on	Appreciation
	Derivatives	Derivatives	on Derivatives
	Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign	Net realized loss
exchange	on foreign
contracts	currencies and
(Forward	net change
Currency	in unrealized
Contracts)	appreciation/
depreciation
of investments
and foreign
	currencies	$(136,245)	$21,032

Credit contracts	Net realized
(Swaps)	gain on swap
contracts and
net change
in unrealized
appreciation/
depreciation
of investments
and foreign
	currencies	2,777	935

Total		$(133,468)	$21,967

(continues)       27

Notes to financial statements

Delaware Enhanced Global Dividend and Income Fund

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or is sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of amount allocated to the security lending agent and the borrower.

At May 31, 2010, the value of securities on loan was $15,221,424, for which the Fund received collateral, comprised of non-cash collateral valued at $117,863, and cash collateral of $15,676,995. At May 31, 2010, the value of invested collateral was $15,345,120. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2010. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Event

Management has determined no material events or transactions occurred subsequent to May 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Changes to Portfolio Management Team

Wayne A. Anglace was appointed co-portfolio manager of the Fund on March 30, 2010. Mr. Anglace joined Liu-Er Chen, D. Tysen Nutt Jr., Babak Zenouzi, Damon J. Andres, Edward A. Gray, Kevin P. Loome, Roger A. Early, and Thomas H. Chow in making day-to-day decisions for the Fund.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer – REIT Equity

Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Portfolio Manager, Research Analyst, Convertible Bond Trader

Wayne A. Anglace currently serves as a portfolio manager and trader for the firm’s convertible bond strategies. He also serves as a research analyst on the firm’s taxable fixed income team with specific responsibilities for the healthcare and deathcare sectors. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer – Emerging Markets and Healthcare

Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for the Delaware Healthcare Fund, which launched in October 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from

1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Edward A. “Ned” Gray, CFA
Senior Vice President, Chief Investment Officer – International Value Equity

Ned Gray joined Delaware Investments in June 2005 in his current position, developing the firm’s International Value Equity team, from Arborway Capital, which he co-founded in January 2005. He previously worked in the investment management business at Thomas Weisel Asset Management, and ValueQuest, which was acquired by TWAM in 2002. At ValueQuest, which he joined in 1987, Gray served as a senior investment professional with responsibilities for portfolio management, security analysis, quantitative research, performance analysis, global research, back office/investment information systems integration, trading, and client and consultant relations. Prior to ValueQuest, he was a research analyst at the Center for Competitive Analysis. Gray received his bachelor’s degree in history from Reed College and a master of arts in law and diplomacy, in international economics, business and law from Tufts University’s Fletcher School of Law and Diplomacy.

(continues)       31

Other Fund information
(Unaudited)

Delaware Enhanced Global Dividend and Income Fund

Fund management (continued)

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader – Large-Cap Value Focus Equity

D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Enhanced Global Dividend and Income Fund. (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Enhanced Global Dividend and Income Fund shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY
President-Elect
Drexel University
Philadelphia, PA

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at www.delawareinvestments.com; and (iii) on the SEC’s Web site at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com
Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Enhanced Global Dividend and Income Fund offers an automatic dividend reinvestment program. If you would like to change your reinvestment option, and shares are registered in your name, contact BNY Mellon Shareowner Services, at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Enhanced Global Dividend and Income Fund

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 30, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 30, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 30, 2010